SEGMENT AND GEOGRAPHICAL INFORMATION	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHICAL INFORMATION
NOTE 9 – SEGMENT AND GEOGRAPHICAL INFORMATION

The Company operates in three reportable segments: (a) Corporate (b) Airport security and other aviation services and (c) Technology. The corporate segment does not generate revenue and contains primarily non-operational expenses.

The airport security and other aviation services segment provide security and other services to airlines and airport authorities, predominantly in Europe and the United States of America. The technology segment is predominantly involved in the development and sale of authentication and identity security software to customers, predominantly in the United States of America and Europe. All inter-segment transactions are eliminated in consolidation.

The chief operating decision maker reviews the operating results of these reportable segments. The performance of the reportable segments is based primarily on loss (profit) from continuing operations. Amounts in the table below represent the figures of the continuing operations in the different reportable segments.

		Airport Security and Other Aviation Services
	Corporate		Technology	Total
Six months ended June 30, 2018:
Revenue	$-	$161,839	$6,973	$168,812
Depreciation and amortization	24	888	19	931
Net profit (loss)	(3,097)	(638)	2,204	(1,531)
Total assets	$4,035	$63,522	$3,567	$71,124

Six months ended June 30, 2017:
Revenue	$-	$132,923	$1,723	$134,646
Depreciation and amortization	22	466	17	505
Net profit (loss)	(4,474)	6,926	(1,250)	1,202
Total assets	$3,381	$63,101	$1,090	$67,572

The following table sets forth, for the periods indicated, revenue generated by country:

	Six months ended June 30,
	2018	2017
Netherlands	$59,257	$45,776
Germany	68,656	58,197
United States of America	27,985	25,189
Other	12,914	5,484
Total	$168,812	$134,646

The following table sets forth, for the periods indicated, property and equipment, net of accumulated depreciation and amortization by country:

	June 30,
	2018	2017
Netherlands	$1,738	$1,038
Germany	268	359
United States of America	726	549
Other	334	491
Total	$3,066	$2,437